Capital and Capital Reserves (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Grant date price investor warrants	$ 4,495
Changes in fair value through profit or loss	(3,800)
Effect of changes in exchange rate	187
Investor warrants as of December 31, 2022	$ 882	$ 0